Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies
Number of operating segments | segment	2
Impairment of long-lived assets	$ 0	$ 0
Requisite period (in years)	3 years
Option vesting rights	25%
Expiration period	10 years
Dividend yield	0.00%	0.00%
Expected life	6 years	6 years
Volatility rate minimum	116.00%	108.00%
Volatility rate maximum	127.00%	130.00%
Risk free interest rate, minimum	3.77%	4.16%
Risk free interest rate, maximum	4.06%	4.76%
Income tax benefit	$ 506,615	$ 409,114
Interest and penalties	$ 0	$ 0
Termination benefits
Summary of Significant Accounting Policies
Expiration period	3 months
Directors
Summary of Significant Accounting Policies
Requisite period (in years)	1 year